UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Shares	Value
CONSUMER DISCRETIONARY — 18.3%
Comcast, Cl A	95,365	$5,068,173
Delphi Automotive	56,420	3,877,747
Dollar Tree *	50,220	3,570,642
Home Depot	31,530	3,292,363
Priceline Group *	3,667	3,701,763
Starbucks	32,070	2,807,087
Twenty-First Century Fox ADR, Cl A	96,830	3,210,883
VF	36,236	2,513,691
Walt Disney	39,630	3,604,745
Whirlpool	9,880	1,966,910
Yum! Brands	35,880	2,593,406

		36,207,410

CONSUMER STAPLES — 6.3%
Constellation Brands, Cl A *	30,650	3,385,293
Costco Wholesale	20,960	2,997,070
Estee Lauder, Cl A	37,665	2,658,772
Hershey	33,775	3,452,143

		12,493,278

ENERGY — 3.8%
Halliburton	57,315	2,292,027
Suncor Energy	74,420	2,218,460
Valero Energy	58,500	3,093,480

		7,603,967

FINANCIALS — 5.8%
Citigroup	64,650	3,035,318
Discover Financial Services	52,390	2,848,968
Simon Property Group REIT	14,780	2,936,195
State Street	38,700	2,767,437

		11,587,918

HEALTH CARE — 23.4%
AbbVie	88,250	5,325,888
Actavis *	23,645	6,302,338
Biogen Idec *	920	358,027
Cardinal Health	46,590	3,875,822
Celgene *	73,250	8,728,470
Cooper	24,460	3,856,119
Endo International *	35,270	2,807,845
Jazz Pharmaceuticals *	23,922	4,050,951
Salix Pharmaceuticals *	15,040	2,025,437
Teva Pharmaceutical Industries ADR	111,330	6,330,224
Thermo Fisher Scientific	21,200	2,654,452

		46,315,573

INDUSTRIALS — 11.6%
AMETEK	40,510	1,940,429
Caterpillar	37,548	3,002,714
CSX	66,590	2,217,447

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Danaher	35,785	$2,947,968
Nielsen	54,440	2,371,406
PACCAR	36,790	2,211,447
Precision Castparts	12,330	2,467,233
Textron	71,640	3,048,999
United Continental Holdings *	39,420	2,734,565

		22,942,208

INFORMATION TECHNOLOGY — 24.2%
Apple	98,911	11,588,413
Baidu ADR *	8,840	1,926,413
EMC	100,900	2,616,337
Facebook, Cl A *	62,500	4,744,375
Google, Cl A *	7,372	3,962,819
Google, Cl C *	7,372	3,940,481
Lam Research	29,540	2,258,037
MasterCard, Cl A	19,400	1,591,382
Microsoft	107,520	4,343,808
QUALCOMM	42,630	2,662,670
Salesforce.com *	66,240	3,739,248
Visa, Cl A	18,150	4,626,616

		48,000,599

MATERIALS — 4.6%
Celanese, Cl A	31,520	1,694,515
Monsanto	30,590	3,609,008
PPG Industries	17,475	3,894,828

		9,198,351

TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications	37,570	1,717,325

TOTAL COMMON STOCK (Cost $143,038,955)		196,066,629

SHORT-TERM INVESTMENT (A) — 1.6%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, Institutional Class, 0.010% (Cost $3,220,753)	3,220,753	3,220,753

TOTAL INVESTMENTS — 100.5% (Cost $146,259,708)†		$199,287,382

Percentages are based on Net Assets of $198,374,929.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JANUARY 31, 2015
(Unaudited)

† At January 31, 2015, the tax basis cost of the Fund’s investments was $146,259,708, and the unrealized appreciation and depreciation were $55,893,088 and $(2,865,414), respectively.

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%
	Shares	Value
CONSUMER DISCRETIONARY — 24.0%
Comcast, Cl A	46,090	$2,449,453
Gannett	67,880	2,104,959
Garmin	29,510	1,545,144
Genuine Parts	26,830	2,493,580
Home Depot	23,400	2,443,428
L Brands	21,240	1,797,541
McDonald’s	26,920	2,488,485
Service International	94,640	2,141,703
Whirlpool	12,130	2,414,840
Wyndham Worldwide	36,450	3,054,146

		22,933,279

CONSUMER STAPLES — 14.1%
Archer-Daniels-Midland	28,750	1,340,613
Coca-Cola	45,090	1,856,355
Costco Wholesale	14,130	2,020,449
Dr Pepper Snapple Group	20,460	1,580,944
Kimberly-Clark	13,550	1,462,858
Mead Johnson Nutrition, Cl A	14,160	1,394,618
PepsiCo	16,930	1,587,696
Procter & Gamble	26,340	2,220,198

		13,463,731

ENERGY — 2.7%
Tesoro	31,230	2,552,428

FINANCIALS — 4.5%
Crown Castle International REIT	23,670	2,047,691
Starwood Property Trust REIT	96,015	2,297,639

		4,345,330

HEALTH CARE — 16.3%
AbbVie	22,790	1,375,376
Bristol-Myers Squibb	24,810	1,495,299
Cardinal Health	24,060	2,001,551
GlaxoSmithKline ADR	59,760	2,629,440
Medtronic	34,220	2,443,308
Pfizer	78,080	2,440,000
Teva Pharmaceutical Industries ADR	57,260	3,255,804

		15,640,778

INDUSTRIALS — 8.4%
Caterpillar	28,470	2,276,746
Cintas	24,870	1,957,269
Snap-on	14,230	1,888,463
Union Pacific	16,090	1,885,909

		8,008,387

INFORMATION TECHNOLOGY — 18.5%
Analog Devices	34,710	1,808,565
Apple	31,412	3,680,230

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cisco Systems	71,330	$1,880,615
Intel	69,530	2,297,271
Jack Henry & Associates	29,910	1,835,577
Microsoft	59,580	2,407,032
Paychex	41,600	1,882,816
Texas Instruments	36,000	1,924,200

		17,716,306

MATERIALS — 3.5%
Celanese, Cl A	24,940	1,340,774
Packaging Corp of America	27,010	2,048,709

		3,389,483

UTILITIES — 2.2%
American Water Works	36,750	2,063,145

TOTAL COMMON STOCK (Cost $79,395,837)		90,112,867

SHORT-TERM INVESTMENT (A) — 2.6%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, Institutional Class, 0.010% (Cost $2,468,363)	2,468,363	2,468,363

TOTAL INVESTMENTS — 96.8% (Cost $81,864,200)†		$92,581,230

Percentages are based on Net Assets of $95,688,470.

(A) The rate reported is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $81,864,200, and the unrealized appreciation and depreciation were $12,263,292 and $(1,546,262), respectively.

As of January 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015